Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Intangible Assets Net Excluding Goodwill Abstract
Acquired Intangible Assets, Net
12.	ACQUIRED INTANGIBLE ASSETS, NET

Intangible assets as of December 31, 2017 and 2018 were as follows:

	December, 31
	2017				2018
	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Commodities trading right	$291,817	—	$(291,817)	—	—	—	—	—
Customer relationship	—	—	—	—	—	—	—	—
PIBA license	111,296	(14,839)	—	96,457	111,070	(25,916)	—	85,154
	$403,113	$(14,839)	$(291,817)	$96,457	111,070	(25,916)	—	85,154

Amortization expenses for the years ended December 31, 2016, 2017 and 2018 were $116,973, $11,165 and $11,112, respectively. Future amortization expenses of acquired intangible assets with determinable lives are $11,107, $11,107, $11,107, $11,107 and $40,726 for 2019, 2020, 2021, 2022, 2023 and thereafter, respectively.

For the year ended December 31, 2015, the Group recorded an impairment loss of $250,360 related to commodities trading right. During 2016, the Group recorded an impairment loss on its intangible assets in the amount of $1,111,149 associated with the acquired commodities trading right and customer relationships due to management’s estimation of the expected future cash flows associated with these assets were insufficient to recover their carrying values. During 2017, the Group recorded an impairment loss on its intangible assets in the amount of $291,817 associated with the acquired commodities trading right.